Operating Expenses and Commissions	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Operating Expenses and Commissions

17. Operating expenses and commissions

For the years ended December 31,	2023	2022
		(restated, see Note 2)
Operating expenses incurred (insurance and non-insurance):
Employee expenses(1)	$6,144	$5,107
Premises and equipment	216	216
Capital asset depreciation	249	241
Service fees	1,220	1,152
Amortization and impairment of intangible assets and goodwill	349	475
Other expenses	2,610	1,882
Total operating expenses incurred (insurance and non-insurance)	10,788	9,073
Commissions incurred:
Insurance	2,084	1,802
Non-insurance	948	990
Total commissions incurred (insurance and non-insurance)	3,032	2,792
Total operating expenses and commissions incurred (insurance and non-insurance)	13,820	11,865
Less: Amounts deferred as insurance acquisition cash flows for insurance contracts	2,034	1,497
Amounts included in insurance service expenses (Note 10)	3,176	2,946
Investment components for insurance contracts excluded from expenses	615	330
Total operating expenses and commissions	$7,995	$7,092

(1)    See table below for further details.
Employee expenses consist of the following:

For the years ended December 31,	2023	2022
Salaries, bonus, employee benefits	$5,605	$4,846
Share-based payments (Note 18)	491	227
Other personnel costs	48	34
Total employee expenses	$6,144	$5,107